Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Feb. 29, 2012
Advisory Research Global Value Fund (Prospectus Summary) | Advisory Research Global Value Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	SUMMARY SECTION
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	Advisory Research Global Value Fund (the "Fund") seeks long term capital appreciation.
Expense, Heading	rr_ExpenseHeading	Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was
		75.93% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	75.93%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same. Although your actual costs may be
		higher or lower, based on these assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	The Fund will invest primarily in equity securities of companies located throughout the world, including the United States.  Under normal market conditions, the Fund will invest at least 40% of its assets in companies organized, headquartered or doing a substantial amount of business outside the
United States.  The Fund considers a company that has at least 50% of its assets or derives at least 50% of its revenue from business outside the United States as doing a substantial amount of business outside the United States.  The Fund will allocate its assets among various regions and countries (but in no less than three different countries). The Fund will invest primarily in equity securities of companies located in developed countries and may invest up to 15%
of its assets in emerging markets.

From time to time, the Fund may have a significant portion of its assets in one or more market sectors such as the finance sector.

The Fund's advisor uses a bottom-up approach that seeks to identify companies with attractive valuations relative to net asset value. The strategy invests in stocks that the advisor believes are profitable, undervalued on a price to book basis, and exhibit low levels of leverage.  The Fund's investments in equity securities may include common stocks, preferred stocks and convertible securities.  The Fund may invest in any size company, including small and mid capitalization companies.  The Fund generally will invest in a portfolio of 50 to 100 securities of companies located in different countries and regions.  From time to time, the Fund may have a significant portion of its assets invested in the securities of companies in one or a few countries or regions.

The Fund also may invest in American, European, and Global Depository Receipts
("ADRs", "EDRs", and "GDRs", respectively), and exchange-traded funds ("ETFs").
ADRs are receipts that represent interests in foreign securities held on deposit by U.S. banks.  EDRs and GDRs have the same qualities as ADRs, except that they may be traded in several international trading markets. ETFs are investment companies that invest in portfolios of securities designed to track particular market segments or indices and whose shares are bought and sold on securities
		exchanges.
Risk, Heading	rr_RiskHeading	Principal Risks of Investing
Risk, Narrative	rr_RiskNarrativeTextBlock	Before you decide whether to invest in the Fund, carefully consider these risk factors and special considerations associated with investing in the Fund, which may cause investors to lose money.

o Investment Risks: An investment in the Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.

o Equity Risks: The value of the securities held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or factors relating to specific companies in which the Fund invests.

o Foreign Investment Risks: The Fund's investments in non-U.S. issuers may involve unique risks compared to investing in securities of U.S. issuers.
  Adverse political, economic or social developments could undermine the value of the Fund's investments or prevent the Fund from realizing the full value of its investments.

o Currency Risks: Foreign securities that trade in, and receive revenues in, foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

o Emerging Markets Risks: The Fund's investments in foreign issuers in developing or emerging market countries involve exposure to changes in economic and political factors. The economies of most emerging market countries are in the infancy stage of capital market development. As a result, their economic systems are still evolving and their political systems are typically less stable than those in developed economies. Emerging market countries often suffer from currency devaluation and higher rates of inflation.

o Management Risks: The Fund's portfolio is actively managed. The Fund's advisor applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results.

o Non-Diversification Risks:The Fund is non-diversified, which means the Fund may focus its investments in the securities of a comparatively small number of issuers. Investment in securities of a limited number of issuers exposes the
  Fund to greater market risk and potential losses than if its assets were diversified among the securities of a greater number of issuers.

o Finance Sector Risks: From time to time, the Fund may invest a significant amount of its total assets in the finance sector, which may be subject to specific risks. These risks include governmental regulation of the sector and governmental monetary and fiscal policies which impact interest rates and currencies and affect corporate funding and international trade.

o Small- and Mid-Cap Company Risks:The securities of small- or mid-cap companies may be subject to more abrupt or erratic market movements and may have lower trading volumes or more erratic trading than securities of larger companies or the market averages in general.

o Value Stock Risk: Value stocks involve the risk that the value of the security will not be recognized for an unexpectedly long period of time or that the security is not undervalued but is appropriately priced. The Fund's focus on value investing may cause the Fund to underperform when growth investing is in favor.

o ETF Risks: The risk of ETFs generally reflects the risk of owning shares of the underlying securities held by the ETFs, although the lack of liquidity in an
  ETF could result in its value being more volatile than the underlying portfolio of securities. The Fund limits its investment in shares of other investment companies, including ETFs, to the extent allowed by the Investment Company Act
		of 1940, as amended (the "1940 Act").
Risk, Lose Money	rr_RiskLoseMoney	Before you decide whether to invest in the Fund, carefully consider these risk factors and special considerations associated with investing in the Fund, which may cause investors to lose money.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	The Fund is non-diversified, which means the Fund may focus its investments in the securities of a comparatively small number of issuers. Investment in securities of a limited number of issuers exposes the Fund to greater market risk and potential losses than if its assets were diversified among the securities of a greater number of issuers.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The bar chart and the performance table below illustrate some of the risks of investing in the Fund.

The Fund commenced investment operations on July 30, 2010, after the conversion of a limited partnership account, which commenced on January 1, 2009 (the
"Predecessor Account"), into shares of the Fund. Information in the bar chart and the performance table below prior to July 30, 2010, are for the Predecessor
Account. The Fund's objectives, policies, guidelines and restrictions are, in all material respects, equivalent to those of the Predecessor Account. The returns for the Predecessor Account reflect its performance prior to the conversion into the Fund and have been adjusted to reflect the estimated gross annual operating expenses of the Fund as set forth in the Fund's prospectus dated July 13, 2010, as amended July 22, 2010. The Predecessor Account was not registered under the 1940 Act and therefore was not subject to certain restrictions imposed by the Act on registered investment companies and by the
Internal Revenue Code of 1986 on regulated investment companies. If the
Predecessor Account had been registered under the Act, the Predecessor Account's performance may have been adversely affected. Past performance before and after taxes does not necessarily indicate how the Fund will perform in the future.
Updated performance information is available on the Fund's website at
		www.ARIfunds.com.
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the performance table below illustrate some of the risks of investing in the Fund.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.ARIfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance before and after taxes does not necessarily indicate how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Calendar-Year Total Returns
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock	This bar chart shows the performance of the Predecessor Account based on a calendar year.
Bar Chart, Closing	rr_BarChartClosingTextBlock	During the period of time shown in the bar chart, the highest return for a calendar quarter was 27.37% (quarter ended 6/30/09) and the lowest return for a
		calendar quarter was -19.75% (quarter ended 9/30/11).
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown. Furthermore, the after-tax returns are not relevant to those who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock	This table shows the Fund's (and the Predecessor Account's) average annual total returns for the periods ending December 31, 2011. The table also shows how the
Fund's (and the Predecessor Account's) performance compare with the returns on
		an index comprised of companies similar to those held by the Fund.
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns as of December 31, 2011
Advisory Research Global Value Fund (Prospectus Summary) | Advisory Research Global Value Fund | MSCI World Value Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	MSCI World Value Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(5.62%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	9.23%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 01, 2009
Advisory Research Global Value Fund (Prospectus Summary) | Advisory Research Global Value Fund | Advisory Research Global Value Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption fee if redeemed within 90 days of purchase (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Wire fee	rr_ShareholderFeeOther	20
Overnight check delivery fee	ck0001318342_ShareholderFeeOther2	20
Retirement account fees (annual maintenance and full redemption requests)	ck0001318342_ShareholderFeeOther3	15
Management fees	rr_ManagementFeesOverAssets	1.00%
Distribution (Rule 12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	1.93%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.94%	[1]
Fee waiver and/or expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(1.58%)	[2]
Total annual fund operating expenses after fee waiver and/or expense reimbursements	rr_NetExpensesOverAssets	1.36%	[1],[2]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-02-30
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	138
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	760
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,408
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	3,149
Annual Return 2009	rr_AnnualReturn2009	35.44%
Annual Return 2010	rr_AnnualReturn2010	17.16%
Annual Return 2011	rr_AnnualReturn2011	(8.27%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a calendar quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	27.37%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a calendar quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.75%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(8.27%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	13.62%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 01, 2009
Advisory Research Global Value Fund (Prospectus Summary) | Advisory Research Global Value Fund | Advisory Research Global Value Fund | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions	[3]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(8.44%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	13.46%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 01, 2009
Advisory Research Global Value Fund (Prospectus Summary) | Advisory Research Global Value Fund | Advisory Research Global Value Fund | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares	[3]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(5.15%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	11.79%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 01, 2009

[1]	The total annual fund operating expenses and net operating expenses do not correlate to the ratio of expense to average net assets appearing in the financial highlights table, which table reflects only the operating expenses of the Fund and does not include acquired fund fees and expenses.
[2]	he Fund's advisor has contractually agreed to waive its fees and/or absorb expenses of the Fund to ensure that total annual fund operating expenses (excluding taxes, leverage interest, brokerage commissions, dividend expenses on short sales, acquired fund fees and expenses as determined in accordance with Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) do not exceed 1.35% of average daily net assets of the Fund. This agreement is in effect until February 28, 2013, and it may be terminated before that date only by the Trust's Board of Trustees.The Fund's advisor is permitted to seek reimbursement from the Fund, subject to limitations, for fees it waived and Fund expenses it paid for three years from the date of any such waiver or payment.
[3]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. Furthermore, the after-tax returns are not relevant to those who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.